INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Net realized losses on investment sold or assigned	$ 0	$ 0	$ 0	$ 0
Net unrealized losses on investments still held	246,532	0	170,383	42,270
Total	$ 246,532	$ 0	$ 170,383	$ 42,270